CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Allowance for doubtful accounts	$ 98.1	$ 111.4
Other Assets
Accumulated amortization on intangible assets	$ 266.6	$ 276.2
Shareholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	25,000,000	25,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	125,000,000	125,000,000
Common stock, issued (in shares)	114,504,928	112,876,552
Treasury stock at cost (in shares)	41,466,590	34,762,316